SHARE OPTIONS AND SHARE WARRANTS (Narrative) (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) shares $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Share-based payments	$ 319,000	$ 693,000
Share option [Member]
Disclosure of classes of share capital [line items]
Share-based payments	323,000	701,000
Capitalised development expenditure [member] | Share option [Member]
Disclosure of classes of share capital [line items]
Share-based payments	$ 4,000	$ 8,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of Options | shares	17,314,672	19,485,990	18,727,990	19,485,990
Warrant to purchase	$ 10,000,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of Options | shares	4,328,668
Ordinary shares of warrant outstanding | shares	2,500,000
Exercise price of warrants | $ / shares	$ 1.3